Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Concentrations of customers and suppliers (Details)	12 Months Ended
	Dec. 31, 2023 customer item	Dec. 31, 2022 customer item
Concentrations of credit risk
Number of customers | customer	1	1
Number of sellers in advertising inventory | item	3	3
Revenue From Contracts With Customer | Customer Concentration Risk | One Customer
Concentrations of credit risk
Concentration risk (as a percent)	73.00%	63.00%
Accounts Receivable | Credit Concentration Risk | One Customer
Concentrations of credit risk
Concentration risk (as a percent)	83.00%	80.00%
Accounts Payable | Supplier Concentration Risk | Three sellers
Concentrations of credit risk
Concentration risk (as a percent)	57.00%	63.00%